LEASES (Details Narrative) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024	Oct. 31, 2023
Finance lease remaining terms	10 years
Annual lease payment	¥ 147.1
Lease cost	716.9
Property, plant and equipment, value	¥ 1,563.5
Estimated useful lives	50 years
Right of use asset and lease liabilities		¥ 216.1
Hefei Construction Investment North City Industrial Investment Co Ltd [Member]
Investments			¥ 147.1
Equity interests percentage			12.02%
Minimum [Member]
Remaining terms	1 year
Maximum [Member]
Remaining terms	10 years